                      SEMIANNUAL REPORT / JANUARY 31, 1999

                                  AIM MID CAP
                               OPPORTUNITIES FUND

                                 [COVER IMAGE]

[AIM LOGO APPEARS HERE]


                             INVEST WITH DISCIPLINE
                            --Registered Trademark--

                                [COVER IMAGE]



       -------------------------------------------------------------------

       THE ARTIST'S GARDEN AT VETHEUIL BY CLAUDE MONET (FRENCH, 1840-1926)

        A BEAUTIFUL GARDEN, SUCH AS THE ONE DEPICTED IN MONET'S CLASSIC

     PAINTING, IS USUALLY A PLEASING COMBINATION OF MANY DIFFERENT FLOWERING

      PLANTS. SIMILARLY, IN AIM MID CAP OPPORTUNITIES FUND, WE SEEK TO OWN

        THE STOCKS OF A BROAD CROSS SECTION OF RAPIDLY GROWING MID-SIZED

           COMPANIES IN AN EFFORT TO PRODUCE ATTRACTIVE TOTAL RETURN.

       -------------------------------------------------------------------


AIM Mid Cap Opportunities Fund is for shareholders who seek long-term growth of capital by investing in a portfolio consisting primarily of mid-size-company stocks which management believes involve "special opportunities."

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Mid Cap Opportunities Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. When sales charges are included in performance figures, Fund performance reflects the maximum 5.50% sales charge.

o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

o Investing in smaller companies may involve greater risk and potential reward than investing in more established companies.

o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Russell Midcap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.

o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE A PORTION OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.


                         AIM MID CAP OPPORTUNITIES FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                 Dear Fellow Shareholder:

                 We are pleased to welcome you as a shareholder in one of our newest funds. We are glad you have chosen to invest in AIM Mid Cap Opportunities Fund and believe it can help diversify your portfolio. For one, the Fund invests in the stocks of mid-sized companies as opposed to the stocks of large- or small-sized companies. These asset classes often react differently to various market trends. Moreover, the Fund employs an alternative investment strategy that seeks to take advantage of both rising and declining corporate earnings.
                     We believe that diversification is one of the keys to
                 successful investing. Other important principles include:
                 o Developing a long-term financial strategy and sticking with it
                 o   Disregarding short-term fluctuations in the market
                 o   Relying on logic to dictate important investment decisions
                 o Understanding the benefits of regular, disciplined investing

YOUR FUND MANAGERS' COMMENTS
On the pages that follow, your Fund's managers offer more detailed discussion of how markets behaved, how they managed the Fund, and what they foresee for markets and your Fund. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund's performance. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site, www.aimfunds.com. We often post market updates on our Web site.
    We thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                         AIM MID CAP OPPORTUNITIES FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



THE MANAGERS' OVERVIEW:
NEWLY LAUNCHED FUND OFF TO A SOLID START

THE FUND HAD BEEN IN EXISTENCE FOR LESS THAN A MONTH WHEN THE REPORTING PERIOD ENDED. HOW DID IT PERFORM?
The Fund performed very well from its inception on December 30, 1998, through the end of the reporting period, posting a cumulative total return, without sales charges, of 9.10%. That was significantly better than the 5.00% total return for the Russell Mid Cap Growth Index for the same period.

================================================================================
CUMULATIVE TOTAL RETURN

For the reporting period ended 1/31/99

[Bar Chart]

AIM Mid Cap Opportunities Fund               9.10%

Russell Mid Cap Growth Index                 5.00%
================================================================================

CAN YOU DESCRIBE THE FUND'S ALTERNATIVE INVESTMENT STRATEGY?

The Fund can hold both long and short positions. Long positions consist of stocks that the Fund actually owns. Short positions constitute stocks that have been borrowed with the intention of selling them and purchasing them at a lower price.
    We believe that earnings drive stock prices. The Fund endeavors to take advantage of earnings surprises and disappointments. When earnings are falling, we expect the Fund will have a greater number of short positions. When earnings are rising, we anticipate that we will have more long positions in the portfolio. As we are optimistic about the long-term prospects for mid-cap stocks, we anticipate the Fund will generally have a "long" bias.
    The Fund will invest primarily in the stocks of companies that we believe represent "special opportunities." These can include companies that have made significant technological advances or have undergone management changes. Important economic or political developments as well as shifts in the competitive outlook also can create special opportunities.

HOW CAN SHORT SELLING BENEFIT THE FUND?
With short sales, we seek to take advantage of an anticipated drop in the price of an overvalued stock of a company whose earnings are decelerating. We sell the borrowed stock when we believe its price will fall, intending to purchase the same stock at an anticipated lower price. The strategy offers the potential for protection in a declining market, thereby reducing risk. A mixed portfolio of long and short positions can potentially produce lower volatility than an all-long portfolio. We also can use leveraging-borrowing money-typically to purchase additional securities. Leveraging may magnify changes in the Fund's net asset value.

DURING THE FUND'S BRIEF EXISTENCE, HOW DID THE STOCK MARKET PERFORM?
Most major stock market indexes recorded gains in January. However, large-cap stocks outperformed mid- and small-cap stocks. In the uncertain market environment created by economic problems abroad, most notably in Brazil, investors favored large-cap stocks because of their liquidity. Additionally, investors preferred the stocks of companies that were expected to experience rapid earnings growth over stocks that were undervalued relative to the rest of the market.

HOW WAS THE FUND POSITIONED?
As of January 31, 1999, the Fund's holdings were concentrated in the principal growth sectors: technology, consumer cyclicals and health care. Technology companies are getting a boost from increasing demand for more powerful software, the need to reprogram older computers to recognize the year 2000 and growth of the Internet as a means of communication, commerce and entertainment. Consumer-cyclical companies, particularly retailers, are benefiting from a vibrant economy, nearly full employment and rising wages. Health-care companies, especially pharmaceutical firms, are benefiting from the growing medical needs of an aging population.

                    ---------------------------------------
                       WITH SHORT SALES, WE SEEK TO TAKE

                    ADVANTAGE OF AN ANTICIPATED DROP IN THE

                     PRICE OF AN OVERVALUED STOCK OF A COM-

                     PANY WHOSE EARNINGS ARE DECELERATING.
                    ---------------------------------------

          See important Fund and index disclosures inside front cover.

                         AIM MID CAP OPPORTUNITIES FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION

As of 1/31/99, based on total net assets

===================================================================================================================================
TOP 10 STOCK HOLDINGS                          TOP 10 INDUSTRIES                            SHORT POSITIONS
-----------------------------------------------------------------------------------------------------------------------------------
 1. America Online, Inc.               2.06%   1. Computers (Software & Services)  13.37%   1. I2 Technologies, Inc.           1.02%
 2. QLogic Corp.                       1.62    2. Retail (Specialty-Apparel)        5.27    2. HEALTHSOUTH Corp.               0.72
 3. Allaire Corp.                      1.50    3. Computers (Peripherals)           4.32    3. ANADIGICS, Inc.                 0.41
 4. Tiffany & Co.                      1.35    4. Electronics (Semiconductors)      4.05    4. United Assets Management Corp.  0.41
 5. SEI Investments Co.                1.35    5. Retail (Specialty)                3.26    5. Dollar General Corp.            0.29
 6. Tut Systems, Inc.                  1.35    6. Communications Equipment          3.00    6. Shared Medical Systems Corp.    0.28
 7. Lexmark International Group, Inc.  1.33    7. Services (Computer Systems)       2.57    7. Ocular Sciences, Inc.           0.27
 8. Medlmmune, Inc.                    1.30    8. Savings & Loan Companies          2.47    8. Advanced Micro Devices, Inc.    0.27
 9. American Eagle Outfitters, Inc.    1.20    9. Restaurants                       2.45    9. J.D. Edwards & Co.              0.24
10. Insight Enterprises, Inc.          1.17   10. Financial (Diversified)           2.41

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
===================================================================================================================================

WHAT ARE SOME OF THE FUND'S TOP HOLDINGS?
Stocks that we liked included America Online (AOL), American Eagle Outfitters and Allergan. AOL is the world's largest Internet online service provider with approximately 15 million subscribers. American Eagle Outfitters sells casual wear while Allergan is a leading maker of eye- and skin-care products.

WHAT IS YOUR OUTLOOK?
We expect the low-inflation, low-interest-rate environment that proved so favorable to certain segments of the stock market in l998 to persist in the months ahead. We also believe the economy will continue to grow, but at a slower pace. Profits are expected to decline for larger companies while remaining robust for mid-cap companies. Moreover, mid-cap stocks continue to be relatively cheap in comparison to large-cap stocks. These factors could make mid-cap stocks increasingly attractive to investors and thus prove beneficial to the Fund.

A SPECIAL NOTE ABOUT RISK

Leveraging and short selling, along with other hedging strategies, may present higher risks, but also offer the potential for greater rewards. Short sales involve greater risk in that they rely on the managers' ability to accurately anticipate the future value of a security. The Fund is not a complete investment program and may not be appropriate for all investors. There is no guarantee that the investment strategies used by the Fund's managers will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.




          See important Fund and index disclosures inside front cover.



                         AIM MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 1999
(UNAUDITED)

                                                     MARKET
                                         SHARES      VALUE
COMMON STOCKS-77.74%

AEROSPACE/DEFENSE-0.64%

Gulfstream Aerospace Corp.(a)                200   $   11,000
-------------------------------------------------------------

AIRLINES-0.86%

COMAIR Holdings Inc.                         400       14,675
-------------------------------------------------------------

BANKS (REGIONAL)-2.40%

Bank United Corp.-Class A                    300       12,000
-------------------------------------------------------------
First Tennessee National Corp.               400       14,625
-------------------------------------------------------------
National Commerce Bancorporation             700       14,305
-------------------------------------------------------------
                                                       40,930
-------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.75%

Adolph Coors Co.                             200       12,812
-------------------------------------------------------------

BIOTECHNOLOGY-0.58%

Biogen, Inc.(a)                              100        9,825
-------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.59%

Heftel Broadcasting Corp.(a)                 200        9,125
-------------------------------------------------------------
Univision Communications Inc.(a)             400       18,000
-------------------------------------------------------------
                                                       27,125
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.00%

ADC Telecommunications, Inc.(a)              200        7,963
-------------------------------------------------------------
Comverse Technology, Inc.(a)                 200       16,800
-------------------------------------------------------------
ECI Telecommunications Ltd.                  200        8,675
-------------------------------------------------------------
General Instrument Corp.(a)                  500       17,750
-------------------------------------------------------------
                                                       51,188
-------------------------------------------------------------

COMPUTERS (HARDWARE)-1.10%

Apple Computer, Inc.(a)                      100        4,119
-------------------------------------------------------------
NCR Corp.(a)                                 300       14,625
-------------------------------------------------------------
                                                       18,744
-------------------------------------------------------------

COMPUTERS (NETWORKING)-0.59%

FORE Systems, Inc.(a)                        600       10,087
-------------------------------------------------------------

COMPUTERS (PERIPHERALS)-4.32%

Adaptec, Inc.(a)                             400        9,250
-------------------------------------------------------------
Jabil Circuit, Inc.(a)                       200       14,288
-------------------------------------------------------------
Lexmark International Group, Inc.(a)         200       22,625
-------------------------------------------------------------
QLogic Corp.(a)                              200       27,575
-------------------------------------------------------------
                                                       73,738
-------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-13.37%

Advanced Fibre Communications, Inc.(a)       500        5,906
-------------------------------------------------------------
Allaire Corp.(a)                             500       25,688
-------------------------------------------------------------
America Online, Inc.                         200       35,150
-------------------------------------------------------------
American Management Systems, Inc.(a)         400       14,675
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Check Point Software Technologies Ltd.(a)    200   $    9,700
-------------------------------------------------------------
Citrix Systems, Inc.(a)                      200       18,125
-------------------------------------------------------------
Complete Business Solutions, Inc.(a)         400       12,000
-------------------------------------------------------------
Concord EFS, Inc.(a)                         200        8,125
-------------------------------------------------------------
Electronic Arts, Inc.(a)                     300       12,646
-------------------------------------------------------------
Electronics for Imaging, Inc.(a)             300       10,800
-------------------------------------------------------------
Gemstar International Group Ltd.(a)          100        5,788
-------------------------------------------------------------
Informix Corp.(a)                            900        9,844
-------------------------------------------------------------
Macromedia, Inc.(a)                          400       14,025
-------------------------------------------------------------
Novell, Inc.(a)                              500       10,188
-------------------------------------------------------------
Rational Software Corp.(a)                   200        6,612
-------------------------------------------------------------
USWeb Corp.(a)                               400       12,200
-------------------------------------------------------------
VERITAS Software Corp.(a)                    200       16,725
-------------------------------------------------------------
                                                      228,197
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.35%

Tut Systems, Inc.(a)                         400       23,000
-------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.74%

Patterson Dental Co.(a)                      300       12,712
-------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.30%

American Power Conversion Corp.(a)           100        5,112
-------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-1.35%

Perkin-Elmer Corp.                            50        4,753
-------------------------------------------------------------
Waters Corp.(a)                              200       18,200
-------------------------------------------------------------
                                                       22,953
-------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-4.05%

Flextronics International Ltd.(a)            200        8,475
-------------------------------------------------------------
Level One Communications, Inc.(a)            400       15,800
-------------------------------------------------------------
Micrel, Inc.(a)                              400       19,700
-------------------------------------------------------------
PMC-Sierra, Inc.(a)                          200       14,862
-------------------------------------------------------------
Vitesse Semiconductor Corp.(a)               200       10,338
-------------------------------------------------------------
                                                       69,175
-------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.41%

FINOVA Group, Inc.                           300       18,075
-------------------------------------------------------------
SEI Investments Co.                          200       23,025
-------------------------------------------------------------
                                                       41,100
-------------------------------------------------------------

FOODS-0.56%

Flowers Industries, Inc.                     400        9,625
-------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.90%

Allergan, Inc.                               200       15,375
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
HEALTH CARE (DRUGS-GENERIC & OTHER)-2.38%

MedImmune, Inc.(a)                           450   $   22,275
-------------------------------------------------------------
Mylan Laboratories, Inc.                     600       18,300
-------------------------------------------------------------
                                                       40,575
-------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.56%

Express Scripts, Inc.-Class A(a)             200       13,150
-------------------------------------------------------------
PacifiCare Health Systems, Inc.-Class
  B(a)                                       100        7,075
-------------------------------------------------------------
Trigon Healthcare, Inc.(a)                   200        6,388
-------------------------------------------------------------
                                                       26,613
-------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.12%

Bausch & Lomb Inc.                           100        6,138
-------------------------------------------------------------
Henry Schein, Inc.(a)                        200        8,412
-------------------------------------------------------------
Safeskin Corp.(a)                            400        9,350
-------------------------------------------------------------
VISX, Inc.(a)                                200       12,200
-------------------------------------------------------------
                                                       36,100
-------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.72%

Omnicare, Inc.                               400       12,250
-------------------------------------------------------------

HOMEBUILDING-0.76%

Centex Corp.                                 300       12,955
-------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.91%

AFLAC Inc.                                   200        8,575
-------------------------------------------------------------
Protective Life Corp.                        200        6,913
-------------------------------------------------------------
                                                       15,488
-------------------------------------------------------------

INVESTMENT MANAGEMENT-1.02%

Federated Investors, Inc.-Class B            900       17,438
-------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.91%

Harley-Davidson, Inc.                        300       15,600
-------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.65%

Applied Power, Inc.-Class A                  300       11,100
-------------------------------------------------------------

RESTAURANTS-2.45%

Brinker International, Inc.(a)               400       11,000
-------------------------------------------------------------
CKE Restaurants, Inc.                        400        9,500
-------------------------------------------------------------
Papa John's International, Inc.(a)           400       16,275
-------------------------------------------------------------
Sonic Corp.(a)                               200        5,050
-------------------------------------------------------------
                                                       41,825
-------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.85%

CompUSA, Inc.(a)                             300        3,788
-------------------------------------------------------------
Tandy Corp.                                  200       10,800
-------------------------------------------------------------
                                                       14,588
-------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.79%

Kohl's Corp.(a)                              200       13,550
-------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.77%

Dollar Tree Stores, Inc.                     100        4,319
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
RETAIL (DISCOUNTERS)-(CONTINUED)

99 Cents Only Stores(a)                      200   $    8,875
-------------------------------------------------------------
                                                       13,194
-------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.23%

Micro Warehouse, Inc.(a)                     100        3,900
-------------------------------------------------------------

RETAIL (SPECIALTY)-3.26%

General Nutrition Companies, Inc.(a)         500        8,062
-------------------------------------------------------------
Hollywood Entertainment Corp.(a)             400       13,525
-------------------------------------------------------------
Linens 'N Things, Inc.(a)                    300       11,063
-------------------------------------------------------------
Tiffany & Co.                                400       23,050
-------------------------------------------------------------
                                                       55,700
-------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-5.27%

Abercrombie & Fitch Co.-Class A(a)           200       15,350
-------------------------------------------------------------
American Eagle Outfitters, Inc.(a)           300       20,512
-------------------------------------------------------------
AnnTaylor Stores Corp.(a)                    400       15,500
-------------------------------------------------------------
Intimate Brands, Inc.                        300       11,963
-------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)               500       14,813
-------------------------------------------------------------
TJX Companies, Inc.                          400       11,825
-------------------------------------------------------------
                                                       89,963
-------------------------------------------------------------

SAVINGS & LOAN COMPANIES-2.47%

Astoria Financial Corp.                      300       13,725
-------------------------------------------------------------
Dime Bancorp, Inc.                           500       12,125
-------------------------------------------------------------
GreenPoint Financial Corp.                   500       16,375
-------------------------------------------------------------
                                                       42,225
-------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.63%

CMGI Inc.(a)                                 100       12,200
-------------------------------------------------------------
Lamar Advertising Co.(a)                     400       15,700
-------------------------------------------------------------
                                                       27,900
-------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.86%

Galileo International, Inc.                  300       14,700
-------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-2.57%

CIBER, Inc.(a)                               400       11,000
-------------------------------------------------------------
Insight Enterprises, Inc.(a)                 400       20,000
-------------------------------------------------------------
Keane, Inc.(a)                               400       12,900
-------------------------------------------------------------
                                                       43,900
-------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.73%

Affiliated Computer Services, Inc.(a)        100        4,825
-------------------------------------------------------------
CSG Systems International, Inc.(a)           200       14,975
-------------------------------------------------------------
Fiserv, Inc.(a)                              200        9,788
-------------------------------------------------------------
                                                       29,588
-------------------------------------------------------------

SPECIALTY PRINTING-0.60%

Valassis Communications, Inc.(a)             200       10,225
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
TEXTILES (APPAREL)-2.37%

Gucci Group N.V.-ADR-New York shares         200   $   13,763
-------------------------------------------------------------
Jones Apparel Group, Inc.(a)                 400       12,500
--------------------------------------------------------------
Tommy Hilfiger Corp.(a)                      200       14,150
-------------------------------------------------------------
                                                       40,413
-------------------------------------------------------------
    Total Common Stocks (Cost $1,289,083)          $1,327,163
-------------------------------------------------------------

OPTIONS PURCHASED-0.67%

                           NUMBER
                             OF       EXERCISE   EXPIRATION
                          CONTRACTS    PRICE        DATE
CALLS-0.67%

BIOTECHNOLOGY-0.27%

AMEX Biotech Index            500         200     Mar-99        4,625
---------------------------------------------------------------------

COMPUTERS (NETWORKING)-0.12%

FORE Systems, Inc.            200       17.50     Apr-99          500
---------------------------------------------------------------------
FORE Systems, Inc.            900          20     Apr-99        1,463
---------------------------------------------------------------------
                                                                1,963
---------------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.02%

Iomega Corp.                2,000          10     Feb-99          312
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.26%

Baxter International
  Inc.                      1,600          70     Feb-99        4,500
---------------------------------------------------------------------
    Total Options Purchased
      (Cost $12,178)                                          $11,400
---------------------------------------------------------------------

                                        PRINCIPAL     MARKET
                                         AMOUNT       VALUE
GOVERNMENT AGENCY OBLIGATIONS-31.34%

Federal Home Loan Discount Notes,
  4.62%, 02/01/99                       $535,000    $  535,000
--------------------------------------------------------------
TOTAL INVESTMENTS-109.75%                            1,873,563
--------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(9.75)%                 (166,446)
--------------------------------------------------------------
NET ASSETS-100.00%                                  $1,707,117
==============================================================

SECURITIES SOLD SHORT(b)

JANUARY 31, 1999
(UNAUDITED)

                                            SHARES
                                             SOLD    MARKET
                                            SHORT     VALUE

SECURITIES SOLD SHORT
Advanced Micro Devices, Inc.                 200     $ 4,588
------------------------------------------------------------
ANADIGICS, Inc.                              400       7,050
------------------------------------------------------------
Dollar General Corp.                         200       4,988
------------------------------------------------------------
HEALTHSOUTH Corp.                            900      12,206
------------------------------------------------------------
I2 Technologies, Inc.                        500      17,437
------------------------------------------------------------
J.D. Edwards & Co.                           200       4,062
------------------------------------------------------------
Ocular Sciences, Inc.                        200       4,625
------------------------------------------------------------
Shared Medical Systems Corp.                 100       4,700
------------------------------------------------------------
United Assets Management Corp.               300       6,975
------------------------------------------------------------
                                                     $66,631
============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on short sales was segregated by the Fund in the amount of $119,878 which represents 179.91% of market value of securities sold short.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1999
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,836,261)                                  $1,873,563
---------------------------------------------------------
Cash                                               18,965
---------------------------------------------------------
Receivables for:
  Investments sold                                 11,799
---------------------------------------------------------
  Investments sold short                           64,413
---------------------------------------------------------
  Fund shares sold                                 25,690
---------------------------------------------------------
  Receivable due from advisor                       1,063
---------------------------------------------------------
    Total assets                                1,995,493
---------------------------------------------------------

LIABILITIES:

Payables for investments purchased                218,784
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $64,413)                    66,631
---------------------------------------------------------
Accrued administrative services fees                2,000
---------------------------------------------------------
Accrued distribution fees                             372
---------------------------------------------------------
Accrued trustees' fees                                 70
---------------------------------------------------------
Accrued transfer agent fees                            63
---------------------------------------------------------
Accrued operating expenses                            456
---------------------------------------------------------
    Total liabilities                             288,376
---------------------------------------------------------
Net assets applicable to shares outstanding    $1,707,117
=========================================================

NET ASSETS:

Class A                                        $1,707,117
=========================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                           156,473
=========================================================
Class A:
  Net asset value and redemption price per
    share                                      $    10.91
=========================================================
  Offering price per share:
    (Net asset value of $10.91
     divided by / 94.50%)                      $    11.54
=========================================================

STATEMENT OF OPERATIONS

FOR THE PERIOD DECEMBER 30, 1998 (DATE OPERATIONS COMMENCED) THROUGH JANUARY 31, 1999
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $  3,452
--------------------------------------------------------

EXPENSES:

Advisory fees                                      1,090
--------------------------------------------------------
Administrative services fees                       2,000
--------------------------------------------------------
Legal fees                                           528
--------------------------------------------------------
Custodian fees                                     1,464
--------------------------------------------------------
Transfer agent fees-Class A                           69
--------------------------------------------------------
Trustees' fees                                        70
--------------------------------------------------------
Distribution fees-Class A                            382
--------------------------------------------------------
Other                                                  9
--------------------------------------------------------
    Total expenses                                 5,612
--------------------------------------------------------
Less: Expenses paid indirectly                    (1,464)
--------------------------------------------------------
    Fees waived and reimbursed by advisor         (2,153)
--------------------------------------------------------
    Net expenses                                   1,995
--------------------------------------------------------
Net investment income                              1,457
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                           95,375
--------------------------------------------------------
  Securities sold short                             (228)
--------------------------------------------------------
                                                  95,147
--------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                           37,302
--------------------------------------------------------
  Securities sold short                           (2,218)
--------------------------------------------------------
                                                  35,084
--------------------------------------------------------
    Net gain from investment securities and
       securities sold short                     130,231
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $131,688
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD DECEMBER 30, 1998 (DATE OPERATIONS COMMENCED) THROUGH JANUARY 31, 1999
(UNAUDITED)

OPERATIONS:

  Net investment income                                       $    1,457
------------------------------------------------------------------------
  Net realized gain from investment securities and
    securities sold short                                         95,147
------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    securities sold short                                         35,084
------------------------------------------------------------------------
    Net increase in net assets resulting from operations         131,688
------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      1,575,429
------------------------------------------------------------------------
    Net increase in net assets                                 1,707,117
------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                 --
------------------------------------------------------------------------
  End of period                                               $1,707,117
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,575,429
------------------------------------------------------------------------
  Undistributed net investment income                              1,457
------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and securities sold short                                     95,147
------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    securities sold short                                         35,084
------------------------------------------------------------------------
                                                              $1,707,117
========================================================================

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1999
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two investment portfolios. The Fund commenced operations on December 30, 1998. The Fund currently offers Class A shares to employees of AIM Management Group Inc., AMVESCAP PLC and their affiliates, and to any current or retired officer, director or trustee of The AIM Family of Funds. Class B and Class C shares of the Fund are not currently available. Class A shares are sold with a front-end sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Accounting for Securities Sold Short -- When the Fund sells common stock short, an amount equal to the proceeds of the sale is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in section "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund is required to segregate cash or securities as collateral at a level that is equal to the current market value of the securities sold short to secure its obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The amount segregated as collateral deposits will not at anytime exceed 25% of the Fund's net assets.
C. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
     The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
G. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 1% of the Fund's average daily net assets for the first $1 billion of net assets and 0.95% of the Fund's average daily net assets above $1 billion. During the period December 30, 1998 (date operations commenced) through January 31, 1999, AIM waived fees and reimbursed expenses of $2,153.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period December 30, 1998 (date operations commenced) through January 31, 1999, AIM was reimbursed $2,000 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency shareholder services to the Fund. During the period December 30, 1998 (date operations commenced) through January 31, 1999, AFS was paid $44 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. As of January 31, 1999, Class B and Class C Shares are not currently available. During the period December 30, 1998 (date operations commenced) through January 31, 1999, Class A paid AIM Distributors $382 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.

NOTE 3-INDIRECT EXPENSES

During the period December 30, 1998 (date operations commenced) through January 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $1 and $1,463, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,464 during the period December 30, 1998 (date operations commenced) through January 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period December 30, 1998 (date operations commenced) through January 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 30, 1998 (date operations commenced) through January 31, 1999 was $1,406,282 and $209,452, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of January 31, 1999 is as follows:

Aggregate unrealized appreciation of:
  Investment securities                         $ 76,775
--------------------------------------------------------
  Securities sold short                            2,196
--------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                          (39,473)
--------------------------------------------------------
  Securities sold short                           (4,414)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $ 35,084
========================================================

Investments have the same cost for tax and financial statement purposes.

Proceeds from securities sold short for tax purposes is the same.

NOTE 7-SHARE INFORMATION

Changes in shares Class A outstanding during the period December 30, 1998 (date operations commenced) through January 31, 1999 are as follows:

                                                              SHARES      AMOUNT
                                                              -------   ----------
Sold                                                          161,518   $1,625,429
----------------------------------------------------------------------------------
Reacquired                                                     (5,045)     (50,000)
----------------------------------------------------------------------------------
                                                              156,473   $1,575,429
==================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the period December 30, 1998 (date operations commenced) through January 31, 1999.

Net asset value, beginning of period                          $  10.00
------------------------------------------------------------  --------
Income from investment operations:
  Net investment income                                           0.01
------------------------------------------------------------  --------
  Net gains on securities (both realized and unrealized)          0.90
------------------------------------------------------------  --------
    Total from investment operations                              0.91
------------------------------------------------------------  --------
Net asset value, end of period                                $  10.91
============================================================  ========
Total return(a)                                                   9.10%
============================================================  ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  1,707
============================================================  ========
Ratio of expenses to average net assets:
  Excluding indirect expenses(b)                                  1.83%(c)
============================================================  ========
  Including indirect expenses                                     3.17%(c)
============================================================  ========
Ratio of net investment income to average net assets(d)           1.34%(c)
============================================================  ========
Portfolio turnover rate                                             29%
============================================================  ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 3.80% (annualized).
(c) Ratios are annualized and based on average net assets of $1,243,607.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income(loss) to average net assets prior to fee waivers and/or expense reimbursements was (0.64)% (annualized).

BOARD OF TRUSTEES                                  OFFICERS                                 OFFICE OF THE FUND

Charles T. Bauer                                   Charles T. Bauer                         11 Greenway Plaza
Chairman                                           Chairman                                 Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                                   Robert H. Graham
Bruce L. Crockett                                  President                                INVESTMENT ADVISOR
Director
ACE Limited;                                       John J. Arthur                           A I M Advisors, Inc.
Formerly Director, President, and                  Senior Vice President and Treasurer      11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                                 Carol F. Relihan                         Houston, TX 77046
                                                   Senior Vice President and Secretary
Owen Daly II                                                                                TRANSFER AGENT
Director                                           Gary T. Crum
Cortland Trust Inc.                                Senior Vice President                    A I M Fund Services, Inc.
                                                                                            P.O. Box 4739
Edward K. Dunn Jr.                                 Edgar M. Larsen                          Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;               Senior Vice President
Formerly Vice Chairman and President,                                                       CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and           Dana R. Sutton
President, Mercantile Bankshares                   Vice President and Assistant Treasurer   State Street Bank
                                                                                            and Trust Company
Jack Fields                                        Melville B. Cox                          225 Franklin Street
Chief Executive Officer                            Vice President                           Boston, MA 02111
Texana Global, Inc.;
Formerly Member                                    Mary J. Benson                           COUNSEL TO THE FUND
of the U.S. House of Representatives               Assistant Vice President
                                                   and Assistant Treasurer                  Ballard Spahr
Carl Frischling                                                                             Andrews & Ingersoll, LLP
Partner                                            Sheri Morris                             1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP              Assistant Vice President                 Philadelphia, PA 19103
                                                   and Assistant Treasurer
Robert H. Graham                                                                            COUNSEL TO THE TRUSTEES
President and Chief Executive Officer              Renee A. Friedli
A I M Management Group Inc.                        Assistant Secretary                      Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
Prema Mathai-Davis                                 P. Michelle Grace                        New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;       Assistant Secretary
Commissioner, New York City Dept. for the Aging;                                            DISTRIBUTOR
and member of the Board of Directors; Metropolitan Jeffrey H. Kupor
Transportation Authority of New York State         Assistant Secretary                      A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
Lewis F. Pennock                                   Nancy L. Martin                          Suite 100
Attorney                                           Assistant Secretary                      Houston, TX 77046

Ian W. Robinson                                    Ofelia M. Mayo
Consultant; Formerly Executive                     Assistant Secretary
Vice President and
Chief Financial Officer                            Lisa A. Moss
Bell Atlantic Management                           Assistant Secretary
Services, Inc.
                                                   Kathleen J. Pflueger
Louis S. Sklar                                     Assistant Secretary
Executive Vice President
Hines Interests                                    Samuel D. Sirko
Limited Partnership                                Assistant Secretary

                                                   Stephen I. Winer
                                                   Assistant Secretary

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                             MONEY MARKET FUNDS                      A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)            AIM Money Market Fund                   leadership in the mutual fund industry since 1976
AIM Blue Chip Fund                       AIM Tax-Exempt Cash Fund                and managed approximately $109 billion in assets
AIM Capital Development Fund                                                     for more than 6.2 million shareholders, including
AIM Constellation Fund                   INTERNATIONAL GROWTH FUNDS              individual investors, corporate clients, and
AIM Mid Cap Equity Fund(2), (A)          AIM Advisor International Value Fund    financial institutions, as of December 31, 1998.
AIM Mid Cap Opportunities Fund           AIM Asian Growth Fund                       The AIM Family of Funds--Registered Trademark--
AIM Select Growth Fund(3)                AIM Developing                          is distributed nationwide, and AIM today is the
AIM Small Cap Growth Fund(2), (B)        Markets Fund(2)                         10th-largest mutual fund complex in the U.S. in
AIM Small Cap Opportunities Fund         AIM Europe Growth Fund(2)               assets under management, according to Strategic
AIM Value Fund                           AIM European Development Fund           Insight, an independent mutual fund monitor.
AIM Weingarten Fund                      AIM International Equity Fund
                                         AIM Japan Growth Fund(2)
GROWTH & INCOME FUNDS                    AIM Latin American Growth Fund(2)
AIM Advisor Flex Fund                    AIM New Pacific Growth Fund(2)
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund               GLOBAL GROWTH FUNDS
AIM Advisor Real Estate Fund             AIM Global Aggressive Growth Fund
AIM Balanced Fund                        AIM Global Growth Fund
AIM Basic Value Fund(2), (C)
AIM Charter Fund                         GLOBAL GROWTH & INCOME FUNDS
                                         AIM Global Growth & Income Fund(2)
INCOME FUNDS                             AIM Global Utilities Fund
AIM Floating Rate Fund(2)
AIM High Yield Fund                      GLOBAL INCOME FUNDS
AIM High Yield Fund II                   AIM Emerging Markets Debt Fund(2), (D)
AIM Income Fund                          AIM Global Government Income Fund(2)
AIM Intermediate Government Fund         AIM Global Income Fund
AIM Limited Maturity Treasury Fund       AIM Strategic Income Fund(2)

TAX-FREE INCOME FUNDS                    THEME FUNDS
AIM High Income Municipal Fund           AIM Global Consumer Products and Services Fund(2)
AIM Municipal Bond Fund                  AIM Global Financial Services Fund(2)
AIM Tax-Exempt Bond Fund of Connecticut  AIM Global Health Care Fund(2)
AIM Tax-Free Intermediate Fund           AIM Global Infrastructure Fund(2)
                                         AIM Global Resources Fund(2)
                                         AIM Global Telecommunications Fund(2)
                                         AIM Global Trends Fund(2), (E)

(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.